Nature of Business - Additional Information (Details) - USD ($)			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2021	Dec. 28, 2020	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2022	Mar. 14, 2022
Organization Consolidation And Presentation [Line Items]
Issuance of common stock, Shares		44,143
Proceeds from issuance of common stock upon initial public offering, net of issuance costs						$ 41,135,357	$ 14,786,741
Proceeds from issuance of common stock				$ 0	$ 41,135,357	0	4,870
Working capital				24,773,396		38,415,549
Accumulated deficit				(43,592,790)		(29,817,687)	(15,031,624)
Cash				5,781,918		40,750,133	13,953,513
Accounts payable and accrued expenses				$ 20,752,290		$ 3,805,539
Treasury share held								$ 300,386	$ 385,888
IPO
Organization Consolidation And Presentation [Line Items]
Issuance of common stock, Shares		1,800,000
Common stock price to public		$ 10
Proceeds from issuance of common stock upon initial public offering, net of issuance costs		$ 14,600,000
Offering costs, underwriting discounts and commissions		3,400,000
Proceeds from issuance of common stock		14,600,000
Offering costs, underwriting discounts and commissions		$ 3,400,000
Working capital							$ 14,600,000
June 2021 Offering
Organization Consolidation And Presentation [Line Items]
Issued and sold fully paid non-assessable shares of common stock	15,000,000		15,000,000			15,000,000
Shares issued price per share	$ 3		$ 3			$ 3
Proceeds from issuance of common stock	$ 41,100,000		$ 41,100,000			$ 41,100,000
Offering costs, underwriting discounts and commissions	$ 3,900,000		3,900,000			$ 3,900,000
Working capital			$ 41,100,000